MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS o OCTOBER 31, 2002


DEAR SHAREHOLDER:

During the 12 months ended October 31, 2002, U.S. economic indicators fluctuated between stronger and weaker growth. The economy continued to recover from recession and the aftermath of September 11. Real gross domestic product (GDP) accelerated to an annual rate of 5.0 percent in the first quarter of 2002. In the spring, the economy began to send mixed signals and the recovery lost momentum. Weakness in manufacturing and capital spending combined with corporate-accounting scandals and geopolitical turmoil to slow GDP to a 1.3 percent annual rate in the second quarter. The strongest consumer spending of the year and the restocking of inventories led to 4.0 percent annual growth in the third quarter.

As the economy gained strength in the first few months of 2002, a general consensus developed that the Federal Reserve Board would begin to tighten monetary policy and raise short-term interest rates. The bond market reacted to these concerns in March and yields rose. By late spring, however, the consensus shifted to favoring bonds as labor market and capital-spending indicators remained soft and new disclosures on corporate ethics spurred a flight to quality. Most importantly, the Federal Reserve changed its monetary policy bias from neutral toward one of easing. The market's expectations of eventual rate hikes were scaled back and bonds rallied. A mid-October surge in the equity markets created a downdraft in bond prices. However, renewed concerns about the economy helped bond prices improve by month-end. On November 6, 2002, the Federal Reserve lowered the federal funds rate from 1.75 to 1.25 percent. This marked the first change by the central bank in nearly one year.

MUNICIPAL MARKET CONDITIONS

The economic environment and unsettled equity markets lowered municipal yields to levels last seen in the 1960s. The yield on the 30-year insured municipal bond index ranged from a high of 5.43 percent in March to a low of 4.74 percent in September. The index yield stood at 4.96 percent at the end of October 2002. Throughout the period the slope of the municipal yield curve remained steep. The yield pickup for extending maturities from 1 to 30 years averaged 350 basis points.

The ratio of municipal yields as a percentage of U.S. Treasury yields is used as a gauge of the relative value of municipals. The ratio of 30-year insured municipal bond yields to 30-year Treasuries fell from 98 percent in December 2001 to 94 percent in March. As municipals lagged the summer rally in Treasuries, the ratio jumped to 102 percent in September but declined to 99 percent by the end of October. These levels imply that municipals are cheap relative to Treasuries.

State and local governments took advantage of lower interest rates to refinance outstanding debt in a manner similar to homeowners refinancing their mortgages. Refinancing activity contributed to a surge in municipal bond underwriting, and long-term volume increased 27 percent to a record $292 billion in the

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS o OCTOBER 31, 2002 continued

first ten months of 2002. Refunding issues represented almost one-quarter of the total. California, Florida, New York, and Texas, the largest states in terms of issuance, represented 40 percent of the national volume. Issuance is on track to raise calendar year 2002's volume to more than $325 billion.

                          30-Year Bond Yields 1997-2002

  Date   Insured Municipal Yields  U.S. Treasury Yields   Insured Municipal Yields/U.S. Treasury Yields (Ratio)
  ----   ------------------------  --------------------   -----------------------------------------------------
12/31/96         5.60                    6.63                                   84,46%
01/31/97         5.70                    6.79                                   83.95%
02/28/97         5.65                    6.80                                   83.09%
03/31/97         5.90                    7.10                                   83.10%
04/30/97         5.75                    6.94                                   82.85%
05/30/97         5.65                    6.91                                   81.77%
06/30/97         5.60                    6.78                                   82.60%
07/31/97         5.25                    6.29                                   83.47%
08/29/97         5.48                    6.61                                   82.90%
09/30/97         5.40                    6.40                                   84.38%
10/31/97         5.35                    6.15                                   86.99%
11/30/97         5.30                    6.05                                   87.60%
12/31/97         5.15                    5.92                                   86.99%
01/31/98         5.15                    5.80                                   88.79%
02/28/98         5.20                    5.92                                   87.84%
03/31/98         5.25                    5.93                                   88.53%
04/30/98         5.35                    5.95                                   89.92%
05/29/98         5.20                    5.80                                   89.66%
06/30/98         5.20                    5.65                                   92.04%
07/31/98         5.18                    5.71                                   90.72%
08/31/98         5.03                    5.27                                   95.45%
09/30/98         4.95                    5.00                                   99.00%
10/31/98         5.05                    5.16                                   97.87%
11/30/98         5.00                    5.06                                   98.81%
12/31/98         5.05                    5.10                                   99.02%
01/31/99         5.00                    5.09                                   98.23%
02/28/99         5.10                    5.58                                   91.40%
03/31/99         5.15                    5.63                                   91.47%
04/30/99         5.20                    5.66                                   91.87%
05/31/99         5.30                    5.83                                   90.91%
06/30/99         5.47                    5.96                                   91.78%
07/31/99         5.55                    6.10                                   90.98%
08/31/99         5.75                    6.06                                   94.88%
09/30/99         5.85                    6.05                                   96.69%
10/31/99         6.03                    6.16                                   97.89%
11/30/99         6.00                    6.29                                   95.39%
12/31/99         5.97                    6.48                                   92.13%
01/31/00         6.18                    6.49                                   95.22%
02/29/00         6.04                    6.14                                   98.37%
03/31/00         5.82                    5.83                                   99.83%
04/30/00         5.91                    5.96                                   99.16%
05/31/00         5.91                    6.01                                   98.34%
06/30/00         5.84                    5.90                                   98.98%
07/31/00         5.73                    5.78                                   99.13%
08/31/00         5.62                    5.67                                   99.12%
09/30/00         5.74                    5.89                                   97.45%
10/31/00         5.65                    5.79                                   97.58%
11/30/00         5.55                    5.61                                   98.93%
12/31/00         5.27                    5.46                                   96.52%
01/31/01         5.30                    5.50                                   96.36%
02/28/01         5.27                    5.31                                   99.25%
03/31/01         5.26                    5.44                                   96.69%
04/30/01         5.45                    5.79                                   94.13%
05/31/01         5.40                    5.75                                   93.91%
06/30/01         5.35                    5.76                                   92.88%
07/31/01         5.16                    5.52                                   93.48%
08/31/01         5.07                    5.37                                   94.41%
09/30/01         5.20                    5.42                                   95.94%
10/31/01         5.04                    4.87                                  103.49%
11/30/01         5.17                    5.29                                   97.73%
12/31/01         5.36                    5.47                                   97.99%
01/31/02         5.22                    5.43                                   96.13%
02/28/02         5.14                    5.42                                   94.83%
03/31/02         5.43                    5.80                                   93.62%
04/30/02         5.30                    5.59                                   94.81%
05/31/02         5.29                    5.62                                   94.13%
06/30/02         5.27                    5.51                                   95.64%
07/31/02         5.12                    5.30                                   96.60%
08/31/02         5.00                    4.93                                  101.42%
09/30/02         4.74                    4.67                                  101.50%
10/31/02         4.92                    4.99                                   98.60%

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group and Bloomberg L.P.


PERFORMANCE

The net asset value (NAV) of Morgan Stanley Quality Municipal Income Trust (IQI) decreased from $15.91 to $15.60 per share for the fiscal year ended October 31, 2002. Based on this change plus the reinvestment of tax-free dividends totaling $0.8725 per share, a short-term capital gain distribution of $0.0040 per share and a long-term capital gain distribution of $0.3903 per share, the Trust's total NAV return was 7.12 percent. IQI's value on the New York Stock Exchange
(NYSE) decreased from $14.48 to $13.91 per share during the same period. Based on this change plus the reinvestment of dividends and distributions, IQI's total market return was 4.94 percent. On October 31, 2002, IQI's NYSE market price was at a 10.83 percent discount to its NAV.

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS o OCTOBER 31, 2002 continued

Monthly dividends for the fourth quarter of 2002 were declared in September. Beginning with the October payment, the monthly dividend was increased from $0.0725 to $0.075 per share. The new dividend reflects the level of the Trust's undistributed net investment income and projected earnings. The Trust's level of undistributed net investment income was $0.166 per share on October 31, 2002, versus $0.112 per share last year.

PORTFOLIO STRUCTURE

The Trust's total net assets, including Auction Rate Preferred Shares (ARPS), of $658 million were diversified among 13 long-term sectors and 96 credits. At the end of October, the portfolio's average maturity was 19 years. Average duration, a measure of sensitivity to interest-rate changes, was 6.7 years. The accompanying charts provide current information on the portfolio's credit ratings, maturity distribution and sector concentrations. Optional call provisions by year and their respective cost (book) yields are also shown.

THE IMPACT OF LEVERAGING

As discussed in previous reports, the total income available for distribution to common shareholders includes incremental income provided by the Trust's outstanding ARPS. ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to one year. Incremental income to common shareholders depends on two factors. The first factor is the amount of ARPS outstanding, while the second is the spread between the portfolio's cost yield and ARPS expenses (ARPS auction rate and expenses). The greater the spread and the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During the 12-month period, ARPS leverage contributed approximately $0.17 per share to common share earnings. The Trusts five ARPS series totaled $208 million and represented 32 percent of total net assets. In January 2002, ARPS series 4 was extended until January 2004 at a yield of 2.55 percent. In July 2002, series 3 was extended until July 2004, at a yield of 2.20 percent. The yield on the Trust's three weekly ARPS Series ranged between 1.00 and 2.60 percent during the 12-month period.

LOOKING AHEAD

The Federal Reserve Board's cautious approach toward an eventual rate tightening earlier this year helped stabilize the fixed-income markets. In fact, the Fed's current willingness to be accommodative resulted in a major bond rally during the second and third calendar quarters. We believe that the yields on tax-exempt securities continue to favor municipal bonds as an attractive choice for tax-conscious investors. For many investors, the taxable equivalent yields available on municipal bonds offer a significant advantage.

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS o October 31, 2002 continued

The Trust's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions. During the 12-month period ended October 31, 2002, the Trust purchased and retired 875,900 shares of common stock at a weighted average market discount of 7.45 percent.

We appreciate your ongoing support of Morgan Stanley Quality Municipal Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,


/s/ Charles A. Fiumefreddo              /s/  Mitchell M. Merin
Charles A. Fiumefreddo                  Mitchell M. Merin
Chairman of the Board                   President and CEO

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS o OCTOBER 31, 2002 continued


LARGEST SECTORS AS OF OCTOBER 31, 2002
(% OF LONG-TERM PORTFOLIO)

WATER & SEWER                 21%
TRANSPORTATION                15%
MORTGAGE                      11%
ELECTRIC                      11%
GENERAL OBLIGATION            10%
REFUNDED                       8%
IDR/PCR*                       8%
HOSPITAL                       7%

* INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


CREDIT RATINGS AS OF OCTOBER 31, 2002
(% OF LONG-TERM PORTFOLIO)

AAA OR AAA                    64%
Aa OR AA                      25%
A OR A                         5%
Baa OR BBB                     5%
Ba OR BB                       1%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


                            DISTRIBUTION BY MATURITY
                           (% OF LONG-TERM PORTFOLIO)

WEIGHTED AVERAGE MATURITY: 19 YEARS

1-5 YEARS            0.0%
5-10 YEARS          11.5%
10-20 YEARS         45.3%
20-30 YEARS         38.9%
30+ YEARS            4.3%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS o OCTOBER 31, 2002 continued

                      CALL AND COST (BOOK) YIELD STRUCTURE
                         (BASED ON LONG-TERM PORTFOLIO)
                                OCTOBER 31, 2002


                                PERCENT CALLABLE             WEIGHTED AVERAGE
                                                        CALL PROTECTION: 7 YEARS

2002 ...............................................................  5%
2003 ...............................................................  8%
2004 ............................................................... 14%
2005 ...............................................................  1%
2006 ...............................................................  0%
2007 ...............................................................  0%
2008 ...............................................................  7%
2009 ...............................................................  5%
2010 ............................................................... 16%
2011 ............................................................... 19%
2012+ .............................................................. 25%

                              YEARS BONDS CALLABLE



                               COST (BOOK) YIELD*           WEIGHTED AVERAGE
                                                            BOOK YIELD: 5.8%

2002 .............................................................. 6.8%
2003 .............................................................. 6.5%
2004 .............................................................. 6.5%
2005 .............................................................. 6.0%
2006 .............................................................. 0.0%
2007 .............................................................. 0.0%
2008 .............................................................. 6.1%
2009 .............................................................. 5.5%
2010 .............................................................. 5.7%
2011 .............................................................. 5.3%
2012+ ............................................................. 5.2%

* COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE THE TRUST'S OPERATING EXPENSES. FOR EXAMPLE, THE TRUST IS EARNING A BOOK YIELD OF 6.8% ON 5% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2002.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS o OCTOBER 31, 2002 continued

                       Geographic Summary of Investments
            Based on Market Value as a Percent of Total Investments

Alabama .............   1.5%  Idaho ..................   1.3%    Michigan ............   1.3%  Ohio ....................    2.4%
Alaska ..............   0.5   Illinois ...............   5.2     Minnesota ...........   2.5   Pennsylvania ...........     2.1
Arizona .............   4.2   Indiana ................   4.0     Missouri ............   5.5   South Carolina .........     3.9
California ..........   2.4   Kansas .................   0.5     Montana .............   1.0   South Dakota ...........     0.8
Colorado ............   1.3   Kentucky ...............   0.8     Nevada ..............   0.3   Texas ..................    12.8
Connecticut .........   3.0   Louisiana ..............   0.6     New Jersey ..........   2.5   Virginia ...............     0.3
Florida .............   3.9   Maine ..................   0.6     New Mexico ..........   1.0   Washington .............     3.3
Georgia .............   5.4   Maryland ...............   1.5     New York ............   9.2   West Virginia ..........     1.6
Hawaii ..............   2.4   Massachusetts ..........   9.7     North Carolina ......   0.7                              -----
                                                                                               Total ..................   100.0%
                                                                                                                          =====

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
RESULTS OF ANNUAL MEETING

On October 23, 2002, an annual meeting of the Trust's shareholders was held for the purpose of voting on two separate matters, the results of which were as follows:

  (1) Election of Trustees by all shareholders:

      Michael Bozic

      For ............................................  22,793,151
      Withheld .......................................   1,446,422
      James F. Higgins
      For ............................................  22,739,543
      Withheld .......................................   1,500,030

  (2) Election of Trustee by preferred shareholders:

      Charles A. Fiumefreddo

      For ............................................       2,417
      Withheld .......................................          40

The following Trustees were not standing for reelection at this meeting: Wayne
E. Hedien, Edwin J. Garn, Manuel H. Johnson, Michael E. Nugent and Philip J. Purcell.

Morgan Stanley Quality Municipal Income Trust
Portfolio of Investments o October 31, 2002

 PRINCIPAL
 AMOUNT IN                                                                            COUPON           MATURITY
 THOUSANDS                                                                             RATE              DATE          VALUE
---------------------------------------------------------------------------------------------------------------------------------
              Tax-Exempt Municipal Bonds (136.7%)
              General Obligation (13.1%)
$   3,500     Denver School Dist No 1, Colorado, Ser 1999 (FGIC) ..................... 5.25 %          12/01/16   $  3,771,390
    2,000     Connecticut, 2002 Ser B ................................................ 5.50            06/15/20      2,161,180
    4,000     Florida State Board of Education, Capital Outlay Refg 2002 Ser C
                (MBIA) ............................................................... 5.00            06/01/19      4,159,960
              Hawaii,
    5,000       1992 Ser BZ .......................................................... 6.00            10/01/10      5,823,800
    8,000       1992 Ser BZ .......................................................... 6.00            10/01/11      9,393,040
   10,000     Chicago, Illinois, Neighborhoods Alive 21 Ser 2001 A (FGIC) ............ 5.50            01/01/36     10,401,200
    4,000     Cook County, Illinois, Ser 1992 C (FGIC) ............................... 6.00            11/15/09      4,652,360
    6,000     Illinois, First Ser 2002 (MBIA) ........................................ 5.375           07/01/20      6,330,420
    2,000     Houston, Texas, Refg Ser 2000 (FSA) .................................... 5.75            03/01/18      2,186,840
    5,000     Houston Independent School District, Texas, Refg Ser 1999 A (PSF) ...... 5.25            02/15/18      5,225,350
    5,000     Northside Independent School District, Texas, Building &
                Refg Ser 2001 (PSF) .................................................. 5.00            02/15/26      4,992,800
---------                                                                                                         ------------
   54,500                                                                                                           59,098,340
---------                                                                                                         ------------
              Educational Facilities Revenue (3.5%)
              Arizona Board of Regents, University of Arizona
    1,650       Ser 2001 A COPs (Ambac) .............................................. 5.50            06/01/15      1,820,693
    1,740       Ser 2001 A COPs (Ambac) .............................................. 5.50            06/01/16      1,905,474
    1,835       Ser 2001 A COPs (Ambac) .............................................. 5.50            06/01/17      1,994,333
      940       Ser 2001 A COPs (Ambac) .............................................. 5.50            06/01/18      1,015,313
    5,000     Massachusetts Health & Educational Facilities Authority, Brandeis
                University, 1998 Ser I (MBIA) ........................................ 4.75            10/01/28      4,841,199
    2,000     Ohio State University, General Receipts Ser 2002 A ..................... 5.125           12/01/31      2,027,760
    2,000     Pennsylvania State University, Refg Ser 2002 ........................... 5.25            08/15/14      2,233,040
---------                                                                                                         ------------
   15,165                                                                                                           15,837,812
---------                                                                                                         ------------
              Electric Revenue (14.7%)
    6,000     Salt River Project Agricultural Improvement & Power District,
                Arizona, 2002 Ser B .................................................. 5.00            01/01/31      6,018,600
    3,300     Jacksonville Electric Authority, Florida, St Johns Power Park
                Refg Issue 2 Ser 17 .................................................. 5.00            10/01/18      3,427,347
   10,000     Municipal Electric Authority of Georgia, Power 1992 Ser B
                (Secondary MBIA) ..................................................... 6.375           01/01/16     10,270,400
   10,000     Long Island Power Authority, New York, Ser 2000 A (FSA) ................ 0.00            06/01/16      5,427,400

                       See Notes to Financial Statements

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002 continued

 PRINCIPAL
 AMOUNT IN                                                                            COUPON         MATURITY
 THOUSANDS                                                                             RATE            DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------------
$  10,000   Hamilton!, Ohio, Refg 1992 Ser A (FGIC) .................................. 6.00 %        10/15/23   $ 10,228,400
    5,000   South Carolina Public Service Authority, Refg Ser 2002 D (FSA) ........... 5.00          01/01/20      5,111,700
    4,800   Lower Colorado River Authority, Texas, Refg Ser 2002 (MBIA) .............. 5.00          05/15/31      4,778,208
    7,000   Energy Northwest, Washington, Columbia Refg Ser 2001 C (MBIA) ............ 5.75          07/01/18      7,708,120
            Grant County Public Utility District #2, Washington,
    5,000     Electric Refg Ser 2001 H (FSA) ......................................... 5.375         01/01/18      5,309,900
    8,220     Priest Rapids Hydro Second Ser 1992 A .................................. 5.00          01/01/23      8,106,400
---------                                                                                                       ------------
   69,320                                                                                                         66,386,475
---------                                                                                                       ------------
            Hospital Revenue (9.6%)
    5,000   Birmingham-Carraway Special Care Facilities Financing Authority,
              Alabama, Carraway Methodist Health Ser 1995 A (Connie Lee) ............. 5.875         08/15/15      5,379,800
            Maryland Health & Higher Educational Facilities Authority,
    5,000     University of Maryland Medical Ser 2001 ................................ 5.25          07/01/28      4,985,650
    1,500     University of Maryland Medical Ser 2002 ................................ 6.00          07/01/32      1,580,820
    9,250   Massachusetts Health & Educational Facilities Authority,
              Massachusetts General Hospital Ser F (Ambac) ........................... 6.00          07/01/15      9,649,415
   10,000   Missouri Health & Educational Facilities Authority, Health Midwest
              Ser 1992 B (MBIA) ...................................................... 6.25          02/15/22     10,229,400
    3,000   Lorain County, Ohio, Catholic Healthcare Partners Ser 2001 A ............. 5.625         10/01/17      3,174,960
    3,000   Philadelphia Hospitals & Higher Education Facilities Authority,
              Pennsylvania, Chestnut Hill Hospital Ser of 1992 ....................... 6.375         11/15/11      3,037,800
    5,000   South Dakota Health & Educational Facilities Authority, Queen of
              Peace Hospital Ser 1992 (MBIA) ......................................... 6.70          07/01/17      5,118,050
---------                                                                                                       ------------
   41,750                                                                                                         43,155,895
---------                                                                                                       ------------
            Industrial Development/Pollution Control Revenue (11.3%)
    6,000   California Pollution Control Financing Authority, Keller Cannon Landfill
              Co/Browning-Ferris Industries Inc Ser 1992 (AMT) ....................... 6.875         11/01/27      5,837,640
    5,000   Michigan Strategic Fund, Detroit Edison Co Ser 2001 C (AMT) .............. 5.65          09/01/29      5,081,200
   15,000   Berkeley County, South Carolina, South Carolina Electric & Gas Co
              Ser 1984 ............................................................... 6.50          10/01/14     15,501,000
   10,000   Brazos River Authority, Texas, Houston Lighting & Power Co
              Ser 1992 B (MBIA) ...................................................... 6.375         04/01/12     10,235,600
    5,000   Sabine River Authority, Texas, TXU Electric Co Refg Ser 2001 B (AMT)       5.75          05/01/30      4,300,000
   10,000   Mason County, West Virginia, Appalachian Power Co Ser J .................. 6.60          10/01/22     10,094,800
---------                                                                                                       ------------
   51,000                                                                                                         51,050,240
---------                                                                                                       ------------

                       See Notes to Financial Statements

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002 continued

 PRINCIPAL
 AMOUNT IN                                                                         COUPON         MATURITY
 THOUSANDS                                                                          RATE            DATE          VALUE
----------------------------------------------------------------------------------------------------------------------------
              Mortgage Revenue - Multi-Family (4.2%)
$   7,000     Illinois Housing Development Authority, Ser I ....................... 6.625%        09/01/12   $  7,164,920
              Missouri Housing Development Commission,
    5,195       Federally Insured Mortgage Loans Refg Ser 11/15/92 ................ 6.50          07/01/16      5,201,961
    6,590       Federally Insured Mortgage Loans Refg Ser 11/15/92 ................ 6.60          07/01/24      6,598,897
---------                                                                                                    ------------
   18,785                                                                                                      18,965,778
---------                                                                                                    ------------
              Mortgage Revenue - Single Family (11.3%)
   16,495     Connecticut Housing Finance Authority, 1992 Ser B ................... 6.70          11/15/12     16,846,674
    3,025     Georgia Housing & Finance Authority, Home Ownership 1992 Ser C ...... 6.50          12/01/11      3,087,587
    7,000     Idaho Housing & Finance Association, 2000 Ser E (AMT) ............... 6.00          01/01/32      7,295,890
      830     Idaho Housing Agency, 1992 Ser E (AMT) .............................. 6.75          07/01/12        847,795
    2,745     Maryland Community Development Administration, 2000 Ser D (AMT)       6.25          09/01/32      2,913,488
              Minnesota Housing Finance Agency,
    1,270       Ser 1992 D-1 ...................................................... 6.50          01/01/17      1,298,346
    3,070       Ser 1992 CD-1 (AMT) ............................................... 6.75          07/01/23      3,136,404
    1,545     Missouri Housing Development Commission, Homeownership
                Ser 2000 B-1 (AMT) ................................................ 6.25          03/01/31      1,624,475
    6,060     Montana Board of Housing, 2000 Ser B (AMT) .......................... 6.00          12/01/29      6,291,129
    6,975     New Jersey Housing Mortgage Finance Agency, Home Buyer
                Ser 2000 CC (AMT) (MBIA) .......................................... 5.875         10/01/31      7,293,130
---------                                                                                                    ------------
   49,015                                                                                                      50,634,918
---------                                                                                                    ------------
              Nursing & Health Related Facilities Revenue (2.5%)
   11,250     Minneapolis & Saint Paul Housing & Redevelopment Authority,
---------       Minnesota, Group Health Plan Inc Ser 1992 ......................... 6.90          10/15/22     11,417,513
                                                                                                             ------------
              Public Facilities Revenue (5.0%)
    5,000     Phoenix Industrial Development Authority, Arizona, Capital Mall LLC
                Ser 2000 (Ambac) .................................................. 5.50          09/15/27      5,215,600
    2,000     Sacramento Financing Authority, California, City Hall 2002 Ser A
                (FSA) ............................................................. 5.00          12/01/32      2,009,520
    4,000     Orange County School Board, Florida, Ser 2001 A COPs (Ambac) ........ 5.25          08/01/14      4,441,040
    7,370     Indianapolis Local Public Improvement Bond Bank, Indiana,
                Ser 1992 D ........................................................ 6.75          02/01/20      7,602,155
    3,000     Albuquerque, New Mexico, Gross Receipts Refg Ser 1999 C ............. 5.25          07/01/17      3,115,920
---------                                                                                                    ------------
   21,370                                                                                                      22,384,235
---------                                                                                                    ------------

                       See Notes to Financial Statements

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002 continued

 PRINCIPAL
 AMOUNT IN                                                                             COUPON         MATURITY
 THOUSANDS                                                                              RATE            DATE          VALUE
--------------------------------------------------------------------------------------------------------------------------------
            Transportation Facilities Revenue (20.9%)
$   3,000   Alaska International Airports, Ser 2002 B (Ambac) ......................... 5.25 %        10/01/27   $  3,050,910
    2,000   Arizona Transportation Board, Highway Refg Ser 2002 A ..................... 5.25          07/01/19      2,144,060
    3,000   Phoenix Civic Improvement Corporation, Arizona,
              Airport Ser 2002 B (AMT) (FGIC) ......................................... 5.25          07/01/32      3,042,930
    4,000   Port of Oakland, California, Ser 2002 L (AMT) (FGIC) ...................... 5.00          11/01/32      3,969,280
            Dade County, Florida,
    3,000     Aviation 1992 Ser B (AMT) (MBIA) ........................................ 6.55          10/01/13      3,069,840
    5,000     Aviation 1992 Ser B (AMT) (MBIA) ........................................ 6.60          10/01/22      5,117,450
    5,000   Atlanta, Georgia, Airport Ser 2000 A (FGIC) ............................... 5.50          01/01/26      5,226,800
    4,000   Regional Transportation Authority, Illinois, Refg Ser 1999 (FSA) .......... 5.75          06/01/21      4,527,240
    7,500   Indiana Transportation Finance Authority, Ser 2000 ........................ 5.375         12/01/25      7,714,950
    3,000   Kansas, Department of Transportation, Ser 2000 A .......................... 5.75          09/01/16      3,330,720
    3,400   Maine Turnpike Authority, Ser 2000 (FGIC) ................................. 5.50          07/01/30      3,557,080
    3,000   Wayne County, Michigan, Detroit Metropolitan Wayne County Airport
              Refg Ser 2002 D (AMT) (FGIC) ............................................ 5.50          12/01/17      3,156,390
    3,000   St Louis, Missouri, Lambert - St Louis Int'l Airport Ser 2001 A
              (MBIA) .................................................................. 5.00          07/01/26      3,001,890
    4,595   Nevada Department of Business and Industry, Las Vegas Monorail
              1st Tier Ser 2000 (Ambac) ............................................... 0.00          01/01/22      1,627,273
            New Jersey Transportation Trust Fund Authority,
    3,000     1998 Ser A (FSA) ........................................................ 4.50          06/15/19      2,968,710
    5,000     1999 Ser A .............................................................. 5.75          06/15/20      5,708,450
   10,000   Metropolitan Transportation Authority, New York, Transportation
              Refg Ser 2002A (FGIC) ................................................... 5.00          11/15/25     10,070,400
            Triborough Bridge & Tunnel Authority, New York,
    5,000     Refg 2002 E (MBIA) (WI) ................................................. 5.25          11/15/22      5,189,600
    6,000     Ser 2001 A .............................................................. 5.00          01/01/32      6,003,960
            Houston, Texas,
    6,000     Airport Sub Lien Ser 2000 A (AMT) (FSA) ................................. 5.875         07/01/17      6,468,240
    5,000     Airport Sub Lien Ser 2000 A (AMT) (FSA) ................................. 5.625         07/01/30      5,164,450
---------                                                                                                        ------------
   93,495                                                                                                          94,110,623
---------                                                                                                        ------------
            Water & Sewer Revenue (28.3%)
    4,000   Birmingham, Alabama, Water & Sewer Ser 1998 A ............................. 4.75          01/01/21      3,918,680
    3,800   Phoenix Civic Improvement Corporation, Arizona,
              Jr Lien Water Ser 2002 .................................................. 5.00          07/01/26      3,811,286
    3,720   San Diego County Water Authority, California, Ser 2002 A COPs
              (MBIA) .................................................................. 5.00          05/01/27      3,740,237

                       See Notes to Financial Statements

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002 continued

 PRINCIPAL
 AMOUNT IN                                                                          COUPON             MATURITY
 THOUSANDS                                                                           RATE                DATE          VALUE
---------------------------------------------------------------------------------------------------------------------------------
$   5,000     Tampa Bay Water Authority, Florida, Refg Ser 1998 B (FGIC) ........... 4.75 %            10/01/27   $  4,898,900
   10,000     Augusta, Georgia, Water & Sewerage Ser 2000 (FSA) .................... 5.25              10/01/30     10,242,700
    3,500     Clayton County Water Authority, Georgia, Ser 2001 .................... 5.125             05/01/23      3,567,515
    2,000     Douglasville-Douglas County Water & Sewer Authority, Georgia,
                Ser 1998 (FGIC) .................................................... 4.50              06/01/23      1,878,900
   10,000     Indiana Bond Bank, Revolving Fund Ser 2001 A ......................... 5.00              02/01/23     10,042,000
    5,000     Louisville & Jefferson County Metropolitan Sewer District, Kentucky,
                Ser 1999 A (FGIC) .................................................. 5.75              05/15/33      5,425,700
              Massachusetts Water Resources Authority,
   10,000       1998 Ser A (FSA) ................................................... 4.50              08/01/22      9,436,300
    5,000       2000 Ser A (FGIC) .................................................. 5.75              08/01/39      5,360,050
    3,000     Rio Rancho, New Mexico, Water & Wastewater Refg Ser 1999
                (Ambac) ............................................................ 5.25              05/15/19      3,131,340
              New York City Municpal Water Finance Authority, New York,
    3,500       2003 Ser A ......................................................... 5.375             06/15/19      3,731,210
   18,000       Ser 2001 B ......................................................... 5.00              06/15/26     18,061,559
    4,500     Charlotte, North Carolina, Water & Sewer System Ser 2001 ............. 5.125             06/01/26      4,608,315
    4,000     Western Carolina Regional Sewer Authority, South Carolina,
                Ser 2001 (FSA) ..................................................... 5.375             03/01/18      4,269,360
   10,000     Austin, Texas, Water & Wastewater Refg Ser 2001 A (FSA) .............. 5.125             05/15/27     10,078,900
    5,000     Houston, Texas, Water & Sewer Refg Ser 2002 (FSA) .................... 5.00              12/01/30      4,962,500
   13,960     San Antonio, Texas, Water & Refg Ser 2001 (FGIC) ..................... 5.00              05/15/26     13,902,345
    2,000     Fairfax County Water Authority, Virginia, Refg Ser 1992 .............. 6.00              04/01/22      2,228,480
---------                                                                                                         ------------
  125,980                                                                                                          127,296,277
---------                                                                                                         ------------
              Other Revenue (0.9%)
    2,000     New York City Transitional Finance Authority, New York,
                Refg Ser 2003 ...................................................... 5.50              11/01/26      2,216,900
    2,000     Philadelphia, Pennsylvania, Gas Works First Ser 1998 B (FSA) ......... 5.00              07/01/28      2,000,360
---------                                                                                                         ------------
    4,000                                                                                                            4,217,260
---------                                                                                                         ------------
              Refunded (11.4%)
    4,000     Colorado Department of Transportation, Ser 2001 A (MBIA) ............. 5.50              06/15/11+     4,601,120
   10,000     Massachusetts, Ser 2000 C ............................................ 5.75              10/01/10+    11,551,200
   14,285     Massachusetts Water Pollution Abatement Trust, Ser 1998 A (ETM) ...... 4.75              08/01/18     14,914,111
    7,320     New York State Medical Care Facilities Agency, The Mount Sinai
                Hospital - FHA Insured Mortgage 1992 Ser C** ....................... 5.75              02/15/08+     8,293,560
    5,000     Dauphin County General Authority, Pennsylvania, HAPSO Group Inc/
                The Western Pennsylvania Hospital Refg 1992 Ser A (MBIA) (ETM) ..... 6.25              07/01/16      5,922,600
    5,200     San Antonio, Texas, Electric & Gas Ser 2000 A ........................ 5.75              02/01/10+     5,961,072
---------                                                                                                         ------------
   45,805                                                                                                           51,243,663
---------                                                                                                         ------------
  601,435     Total Tax-Exempt Municipal Bonds (Cost $582,499,085) ............................................    615,799,029
---------                                                                                                         ------------

                       See Notes to Financial Statements

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002 continued

 PRINCIPAL
 AMOUNT IN                                                                        COUPON          MATURITY
 THOUSANDS                                                                         RATE             DATE           VALUE
-----------------------------------------------------------------------------------------------------------------------------
              Short-Term Tax-Exempt Municipal Obligations (4.9%)
$  4,000      East Baton Rouge Parish, Louisiana, Exxon Corp Ser 1993
                (Demand 11/01/02) ................................................ 1.90*%         03/01/22      $  4,000,000
   6,300      Massachusetts Development Finance Agency, Boston University
                Ser 2002 R-4 (XLCA) (Demand 11/01/02) ............................ 1.69*          10/01/42         6,300,000
   8,400      Missouri Health & Educational Facilities Authority, Washington
                University Ser 1996 D (Demand 11/01/02) .......................... 1.95*          09/01/30         8,400,000
   3,300      Harris County Health Facilities Development Corp, Texas,
                St Luke's Episcopal Hospital Ser 2001 B (Demand 11/01/02) ........ 1.95*          02/15/31         3,300,000
--------                                                                                                        ------------
  22,000      Total Short-TermTax-Exempt Municipal Obligations (Cost $22,000,000) ...........................     22,000,000
--------                                                                                                        ------------
$623,435      Total Investments (Cost $604,499,085) (a)........................................      141.6%      637,799,029
========
              Other Assets in Excess of Liabilities ...........................................        4.6        20,845,080

              Preferred Shares of Beneficial Interest .........................................      (46.2)     (208,227,366)
                                                                                                    ------      ------------
              Net Assets Applicable to Common Shareholders ....................................      100.0%     $450,416,743
                                                                                                    ======      ============

------------
Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

   AMT        Alternative Minimum Tax.
   COPs       Certificates of Participation.
   ETM        Escrowed to maturity.
   PSF        Texas Permanent School Fund Guarantee Program.
   WI         Security purchased on a "when-issued" basis.
    +         Prerefunded to call date shown.
    *         Current coupon of variable rate demand obligation.
   **         This security has been segregated in connection with the purchase of a "when-issued" security.
   (a)        The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $34,567,043 and the aggregate gross unrealized depreciation is $1,267,099, resulting in net unrealized appreciation of $33,299,944.

Bond Insurance:
---------------
  Ambac       Ambac Assurance Corporation.
Connie Lee    Connie Lee Insurance Company - a wholly owned subsidiary of Ambac
              Assurance Corporation.
  FGIC        Financial Guaranty Insurance Company.
  FSA         Financial Security Assurance Inc.
  MBIA        Municipal Bond Investors Assurance Corporation.
  XLCA        XL Capital Assurance Inc.

                       See Notes to Financial Statements

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS o OCTOBER 31, 2002 continued


                        Geographic Summary of Investments

                Based on Market Value as a Percent of Net Assets
                        Applicable to Common Shareholders

Alabama .............   2.1%  Idaho ..................   1.8%   Michigan ............     1.8%  Ohio ...................     3.4%
Alaska ..............   0.7   Illinois ...............   7.3    Minnesota ...........     3.5   Pennsylvania ...........     2.9
Arizona .............   6.0   Indiana ................   5.6    Missouri ............     7.8   South Carolina .........     5.5
California ..........   3.5   Kansas .................   0.7    Montana .............     1.4   South Dakota ...........     1.1
Colorado ............   1.9   Kentucky ...............   1.2    Nevada ..............     0.4   Texas ..................    18.1
Connecticut .........   4.2   Louisiana ..............   0.9    New Jersey ..........     3.6   Virginia ...............     0.5
Florida .............   5.6   Maine ..................   0.8    New Mexico ..........     1.4   Washington .............     4.7
Georgia .............   7.6   Maryland ...............   2.1    New York ............    13.1   West Virginia ..........     2.2
Hawaii ..............   3.4   Massachusetts ..........  13.8    North Carolina ......     1.0                              -----
                                                                                                Total ..................   141.6%
                                                                                                                           =====



                        See Notes to Financial Statements

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
October 31, 2002

Assets:
Investments in securities, at value
 (cost $604,499,085)......................................................................     $ 637,799,029
Cash .....................................................................................         1,080,262
Receivable for:
  Investments sold .......................................................................        15,202,138
  Interest ...............................................................................         9,207,442
Prepaid expenses .........................................................................           832,562
                                                                                               -------------
  Total Assets ...........................................................................       664,121,433
                                                                                               -------------
Liabilities:
Payable for:
  Investments purchased ..................................................................         5,077,750
  Investment management fee ..............................................................           216,861
  Common shares of beneficial interest repurchased .......................................            70,449
Accrued expenses and other payables ......................................................           112,264
                                                                                               -------------
  Total Liabilities ......................................................................         5,477,324
                                                                                               -------------
Preferred shares of beneficial interest, (at liquidation value) (1,000,000 shares
  authorized of non-participating $.01 par value, 4,160 shares outstanding)...............       208,227,366
                                                                                               -------------
  Net Assets Applicable to Common Shareholders ...........................................     $ 450,416,743
                                                                                               =============
Composition of Net Assets Applicable to Common Shareholders:
Common shares of beneficial interest (unlimited shares authorized of $.01 par value,
  28,866,920 shares outstanding) .........................................................     $ 403,853,298
Net unrealized appreciation ..............................................................        33,299,944
Accumulated undistributed net investment income ..........................................         4,802,722
Accumulated undistributed net realized gain ..............................................         8,460,779
                                                                                               -------------
  Net Assets Applicable to Common Shareholders ...........................................     $ 450,416,743
                                                                                               =============
Net Asset Value Per Common Share,
($450,416,743 divided by 28,866,920 common shares outstanding)............................            $15.60
                                                                                                      ======

                       See Notes to Financial Statements

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended October 31, 2002

Net Investment Income:
Interest Income ........................................................    $ 35,861,253
                                                                            ------------
Expenses
Investment management fee ..............................................       2,309,441
Auction commission fees ................................................         784,681
Transfer agent fees and expenses .......................................         164,567
Professional fees ......................................................          65,560
Auction agent fees .....................................................          39,329
Custodian fees .........................................................          30,643
Shareholder reports and notices ........................................          26,316
Registration fees ......................................................          19,592
Trustees' fees and expenses ............................................          18,766
Other ..................................................................          50,471
                                                                            ------------
  Total Expenses .......................................................       3,509,366
Less: expense offset ...................................................         (30,543)
                                                                            ------------
  Net Expenses .........................................................       3,478,823
                                                                            ------------
  Net Investment Income ................................................      32,382,430
                                                                            ------------
Net Realized and Unrealized Gain (Loss):

Net realized gain ......................................................       8,419,810
Net change in unrealized appreciation ..................................      (8,005,786)
                                                                            ------------
  Net Gain .............................................................         414,024
                                                                            ------------
Dividends to preferred shareholders from net investment income .........      (5,809,343)
                                                                            ------------
Net Increase ...........................................................    $ 26,987,111
                                                                            ============

                       See Notes to Financial Statements

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                                    FOR THE YEAR         FOR THE YEAR
                                                                                        ENDED               ENDED
                                                                                  OCTOBER 31, 2002     OCTOBER 31, 2001
                                                                                 ------------------   -----------------
Increase (Decrease) in Net Assets:

Operations:
Net investment income ..........................................................   $ 32,382,430         $ 35,230,882
Net realized gain ..............................................................      8,419,810           11,698,710
Net change in unrealized appreciation ..........................................     (8,005,786)          10,834,159
Dividends to preferred shareholders from net investment income .................     (5,809,343)          (8,079,452)
                                                                                   -------------        ------------
  Net Increase .................................................................     26,987,111           49,684,299
                                                                                   -------------        ------------
Dividends and Distributions to Common Shareholders from:
Net investment income ..........................................................    (25,572,207)         (26,347,810)
Net realized gain* .............................................................    (11,698,701)          (3,847,396)
                                                                                   -------------        ------------
  Total Dividends and Distributions ............................................    (37,270,908)         (30,195,206)
                                                                                   -------------        ------------
Decrease from transactions in common shares of beneficial interest .............    (12,402,037)         (14,261,185)
                                                                                   -------------        ------------
  Net Increase (Decrease) ......................................................    (22,685,834)           5,227,908
Net Assets Applicable to Common Shareholders:
Beginning of period ............................................................    473,102,577          467,874,669
                                                                                   -------------        ------------
End of Period
(Including accumulated undistributed net investment income of $4,802,722 and
$3,324,769, respectively).......................................................   $450,416,743         $473,102,577
                                                                                   ============         ============

------------------
 * Includes short-term gains of: ...............................................   $    118,384         $       -
                                                                                   ============         ============

                       See Notes to Financial Statements

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS o OCTOBER 31, 2002


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Quality Municipal Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on March 12, 1992 and commenced operations on September 29, 1992.

The following is a summary of significant accounting policies:

A. Valuation of Investments - Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy - It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS o OCTOBER 31, 2002 continued


income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. Use of Estimates - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Trust pays a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets including preferred shares.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2002 aggregated $125,845,225 and $166,797,456, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Trust's transfer agent. At October 31, 2002, the Trust had transfer agent fees and expenses payable of approximately $11,000.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $6,611. At October 31, 2002, the Trust had an accrued pension liability of $48,707 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. PREFERRED SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series 1 through 5 Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS o OCTOBER 31, 2002 continued


Dividends, which are cumulative, are reset through auction procedures.

                         AMOUNT IN                                     RANGE OF
 SERIES     SHARES*     THOUSANDS*       RATE*      RESET DATE     DIVIDEND RATES**
--------   ---------   ------------   ----------   ------------   -----------------
    1        1,120        $56,000         1.76%    11/06/02          1.40 - 2.60%
    2          400         20,000         1.70     11/07/02          1.00 - 2.00
    3        1,120         56,000         2.20     07/08/04          1.35 - 2.80
    4        1,120         56,000         2.55     01/08/04          2.55 - 2.75
    5          400         20,000         1.50     11/01/02          1.00 - 1.85

------------
 *    As of October 31, 2002.

**    For the year ended October 31, 2002.

Subsequent to October 31, 2002 and up through December 6, 2002, the Trust paid dividends to Series 1 through 5 at rates ranging from 1.15% to 2.55% in the aggregate amount of $580,670.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

5. COMMON SHARES OF BENEFICIAL INTEREST

Transactions in common shares of beneficial interest were as follows:

                                                                                                               CAPITAL
                                                                                                               PAID IN
                                                                                                 PAR          EXCESS OF
                                                                                SHARES          VALUE         PAR VALUE
                                                                            --------------   -----------   ---------------
Balance, October 31, 2000 ...............................................     30,738,920      $307,389      $ 430,205,500
Treasury shares purchased and retired (weighted average discount 8.01%)*        (996,100)       (9,961)       (14,251,224)
Reclassification due to permanent book/tax differences ..................              -             -              3,631
                                                                              ----------      --------      -------------
Balance, October 31, 2001 ...............................................     29,742,820       297,428        415,957,907
Treasury shares purchased and retired (weighted average discount 7.45%)*        (875,900)       (8,759)       (12,393,278)
                                                                              ----------      --------      -------------
Balance, October 31, 2002 ...............................................     28,866,920      $288,669      $ 403,564,629
                                                                              ==========      ========      =============

------------
 *  The Trustees have voted to retire the shares purchased.

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS o OCTOBER 31, 2002 continued


6. FEDERAL INCOME TAX STATUS

As of October 31, 2002, the Trust had temporary book/tax differences primarily attributable to book amortization of discount on debt securities and permanent book/tax differences attributable to tax adjustments on debt securities sold by the Trust. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated net realized gain was credited $40,995.

7. DIVIDENDS TO COMMON SHAREHOLDERS

On September 24, 2002, the Trust declared the following dividends from net investment income:


              AMOUNT              RECORD                PAYABLE
            PER SHARE              DATE                   DATE
            ---------       ------------------     -------------------
            $  0.075         November 8, 2002       November 22, 2002
            $  0.075         December 6, 2002       December 20, 2002

8. EXPENSE OFFSET

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.

9. RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Trust may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At October 31, 2002, the Trust did not hold positions in residual interest bonds.

10. CHANGE IN ACCOUNTING POLICY

Effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Trust, but resulted in a $518,068 increase in the cost of securities and a corresponding increase to undistributed net investment income based on securities held as of October 31, 2001.

The effect of this change for the year ended October 31, 2002 was to decrease net investment income by $64,669; increase unrealized appreciation by $105,664 and decrease net realized gains by $40,995. The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change.

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS o OCTOBER 31, 2002 continued

11. CHANGE IN FINANCIAL STATEMENT CLASSIFICATION FOR PREFERRED SHARES

In accordance with the provisions of EITF D-98, "Classification and Measurement of Redeemable Securities", effective for the current reporting period, the Trust has reclassified its Preferred Shares out of the composition of net assets section on the Statement of Assets and Liabilities. In addition, dividends to preferred shareholders are now classified as a component of operations on the Statement of Operations, the Statement of Changes in Net Assets and the Financial Highlights. Additionally, the categories of investments on the Portfolio of Investments are shown as a percentage of net assets applicable to common shareholders. Prior year amounts have been reclassified to conform to this period's presentation. This change has no impact on the net assets applicable to common shareholders of the Trust.

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:


                                                                                 FOR THE YEAR ENDED OCTOBER 31,
                                                                -----------------------------------------------------------------
                                                                 2002          2001            2000          1999          1998
                                                                ------        ------          ------        ------        ------
Selected Per Share Data:
Net asset value, beginning of period ....................       $15.91        $15.22          $14.88        $16.26        $15.91
                                                                ------        ------          ------        ------        ------
Income (loss) from investment operations:
 Net investment income* .................................         1.11          1.16            1.17          1.16          1.19
 Net realized and unrealized gain (loss) ................         0.01          0.76            0.26         (1.36)         0.34
 Common share equivalent of dividends paid to
  preferred shareholders* ...............................        (0.20)        (0.27)          (0.26)        (0.22)        (0.23)
                                                                ------        ------          ------        ------        ------
Total income (loss) from investment operations ..........         0.92          1.65            1.17         (0.42)         1.30
                                                                ------        ------          ------        ------        ------
Less dividends and distributions from:
 Net investment income ..................................        (0.87)        (0.87)          (0.93)        (0.93)        (0.93)
 Net realized gain ......................................        (0.39)        (0.13)              -         (0.05)        (0.03)
                                                                ------        ------          ------        ------        ------
Total dividends and distributions .......................        (1.26)        (1.00)          (0.93)        (0.98)        (0.96)
                                                                ------        ------          ------        ------        ------
Anti-dilutive effect of acquiring treasury shares* ......         0.03          0.04            0.10          0.02          0.01
                                                                ------        ------          ------        ------        ------
Net asset value, end of period ..........................       $15.60        $15.91          $15.22        $14.88        $16.26
                                                                ======        ======          ======        ======        ======
Market value, end of period .............................       $13.91        $14.48         $13.313        $13.25        $15.75
                                                                ======        ======          ======        ======        ======
Total Return+ ...........................................         4.94%        16.59%           7.51%       (10.21)%       12.66%
Ratios to Average Net Assets of Common Shareholders:
Expenses (before expense offset) ........................         0.78%(1)      0.74%           0.75%(1)      0.73%         0.71%(1)
Net investment income before preferred stock
 dividends ..............................................         7.19%(2)      7.47%           7.83%         7.32%         7.35%
Preferred stock dividends ...............................         1.29%         1.71%           1.74%         1.42%         1.45%
Net investment income available to common shareholders ..         5.90%(2)      5.76%           6.09%         5.90%         5.90%

Supplemental Data:
Net assets applicable to common shareholders,
 end of period, in thousands ............................     $450,417      $473,103        $467,875      $487,179      $542,329
Asset coverage on preferred shares at end of period .....          316%          325%            324%          333%          360%
Portfolio turnover rate .................................           20%           19%             15%           21%            2%

------------
* The per share amounts were computed using an average number of common shares outstanding during the period.
+ Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1)  Does not reflect the effect of the expense offset of 0.01%.
(2) Effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease the ratio of net investment income to average net assets by 0.01%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.


                       See Notes to Financial Statements

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Quality Municipal Income Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Quality Municipal Income Trust (the "Trust"), including the portfolio of investments, as of October 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Quality Municipal Income Trust as of October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
December 9, 2002

---------------------------------------------------------------------------
                      2002 Federal Tax Notice (unaudited)

     During the year ended October 31, 2002, the Trust paid the following per share amounts from tax-exempt income: $0.93 to common shareholders, $1,001 to Series 1 preferred shareholders, $638 to Series 2 preferred shareholders, $1,128 to Series 3 preferred shareholders, $1,093 to Series 4 preferred shareholders and $646 to Series 5 preferred shareholders. For the year ended October 31, 2002, the Trust paid the following per share amounts from long-term capital gains: $0.33 to common shareholders, $592 to Series 1 preferred shareholders, $272 to Series 2 preferred shareholders, $455 to Series 3 preferred shareholders, $423 to Series 4 preferred shareholders and $240 to Series 5 preferred shareholders.
---------------------------------------------------------------------------

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                         TERM OF
                                                       OFFICE AND
                                       POSITION(S)      LENGTH OF
       NAME, AGE AND ADDRESS OF         HELD WITH         TIME
         INDEPENDENT TRUSTEE            REGISTRANT       SERVED*        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------- ------------- ---------------- ------------------------------------------------
Michael Bozic (61)                    Trustee       Since            Retired; Director or Trustee of the Morgan
c/o Mayer, Brown, Rowe & Maw                        April 1994       Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees                                  formerly Vice Chairman of Kmart Corporation
1675 Broadway                                                        (December 1998-October 2000), Chairman and
New York, NY                                                         Chief Executive Officer of Levitz Furniture
                                                                     Corporation (November 1995-November 1998)
                                                                     and President and Chief Executive Officer
                                                                     of Hills Department Stores (May 1991-July
                                                                     1995); formerly variously Chairman, Chief
                                                                     Executive Officer, President and Chief
                                                                     Operating Officer (1987-1991) of the Sears
                                                                     Merchandise Group of Sears, Roebuck & Co.

Edwin J. Garn (70)                    Trustee       Since            Director or Trustee of the Morgan Stanley
c/o Summit Ventures LLC                             January 1993     Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                                        United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                                   and Chairman, Senate Banking Committee
Salt Lake City, UT                                                   (1980-1986); formerly Mayor of Salt Lake City,
                                                                     Utah (1971-1974); formerly Astronaut,
                                                                     Space Shuttle Discovery (April 12-19,
                                                                     1985); Vice Chairman, Huntsman Corporation
                                                                     (chemical company); member of the Utah
                                                                     Regional Advisory Board of Pacific Corp.

Wayne E. Hedien (68)                  Trustee       Since            Retired; Director or Trustee of the Morgan
c/o Mayer, Brown, Rowe & Maw                        September 1997   Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees                                  formerly associated with the Allstate
1675 Broadway                                                        Companies (1966-1994), most recently as
New York, NY                                                         Chairman of The Allstate Corporation
                                                                     (March 1993-December 1994) and Chairman
                                                                     and Chief Executive Officer of its
                                                                     wholly-owned subsidiary, Allstate
                                                                     Insurance Company (July 1989-December
                                                                     1994).

                                          NUMBER OF
                                        PORTFOLIOS IN
                                            FUND
                                           COMPLEX
       NAME, AGE AND ADDRESS OF           OVERSEEN
         INDEPENDENT TRUSTEE            BY TRUSTEE**          OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------------------  --------------  ------------------------------------------------
Michael Bozic (61)                          129        Director of Weirton Steel Corporation.
c/o Mayer, Brown, Rowe & Maw
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (70)                          129        Director of Franklin Covey (time management
c/o Summit Ventures LLC                                systems), BMW Bank of North America, Inc.
1 Utah Center                                          (industrial loan corporation), United Space
201 S. Main Street                                     Alliance (joint venture between Lockheed Martin
Salt Lake City, UT                                     and the Boeing Company) and Nuskin Asia
                                                       Pacific (multilevel marketing); member of
                                                       the board of various civic and charitable
                                                       organizations.


Wayne E. Hedien (68)                        129        Director of The PMI Group Inc. (private
c/o Mayer, Brown, Rowe & Maw                           mortgage insurance); Trustee and Vice
Counsel to the Independent Trustees                    Chairman of The Field Museum of Natural
1675 Broadway                                          History; director of various other business and
New York, NY                                           charitable organizations.


MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
TRUSTEE AND OFFICER INFORMATION continued


                                                         TERM OF
                                                       OFFICE AND
                                         POSITION(S)    LENGTH OF
        NAME, AGE AND ADDRESS OF          HELD WITH       TIME
          INDEPENDENT TRUSTEE             REGISTRANT     SERVED*       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------- ------------- ------------  ------------------------------------------------
Dr. Manuel H. Johnson (53)              Trustee       Since         Chairman of the Audit Committee and Director
c/o Johnson Smick International, Inc.                 July 1991     or Trustee of the Morgan Stanley Funds and the
1133 Connecticut Avenue, N.W.                                       TCW/DW Term Trusts; Senior Partner, Johnson
Washington, D.C.                                                    Smick International, Inc., a consulting firm;
                                                                    Co-Chairman and a founder of the Group
                                                                    of Seven Council (G7C), an international
                                                                    economic commission; formerly Vice
                                                                    Chairman of the Board of Governors of
                                                                    the Federal Reserve System and Assistant
                                                                    Secretary of the U.S.
                                                                    Treasury.

Michael E. Nugent (66)                  Trustee       Since         Chairman of the Insurance Committee and
c/o Triumph Capital, L.P.                             July 1991     Director or Trustee of the Morgan Stanley
237 Park Avenue                                                     Funds and the TCW/DW Term Trusts; director/
New York, NY                                                        trustee of various investment companies
                                                                    managed by Morgan Stanley Investment
                                                                    Management Inc. and Morgan Stanley
                                                                    Investments LP (since July 2001); General
                                                                    Partner, Triumph Capital, L.P., a private
                                                                    investment partnership; formerly Vice
                                                                    President, Bankers Trust Company and BT
                                                                    Capital Corporation (1984-1988).


                                            NUMBER OF
                                          PORTFOLIOS IN
                                              FUND
                                             COMPLEX
        NAME, AGE AND ADDRESS OF            OVERSEEN
          INDEPENDENT TRUSTEE             BY TRUSTEE**         OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------  --------------  ----------------------------------------------
Dr. Manuel H. Johnson (53)                     129       Director of NVR, Inc. (home construction);
c/o Johnson Smick International, Inc.                    Chairman and Trustee of the Financial
1133 Connecticut Avenue, N.W.                            Accounting Foundation (oversight organization
Washington, D.C.                                         of the Financial Accounting Standards Board).

Michael E. Nugent (66)                         207       Director of various business organizations.
c/o Triumph Capital, L.P.
237 Park Avenue
New York, NY

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:

                                                         TERM OF
                                                       OFFICE AND
                                     POSITION(S)        LENGTH OF
   NAME, AGE AND ADDRESS OF           HELD WITH           TIME
      INTERESTED TRUSTEE             REGISTRANT          SERVED*       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------ ---------------------- ------------  -------------------------------------------------
Charles A. Fiumefreddo (69)    Chairman and Trustee   Since         Chairman and Director or Trustee of the
c/o Morgan Stanley Trust                              July 1991     Morgan Stanley Funds and the TCW/DW Term
Harborside Financial Center,                                        Trusts; formerly Chairman, Chief Executive
Plaza Two,                                                          Officer and Director of the Investment Manager,
Jersey City, NJ                                                     the Distributor and Morgan Stanley Services,
                                                                    Executive Vice President and Director of Morgan
                                                                    Stanley DW, Chairman and Director of the Transfer
                                                                    Agent, and Director and/or officer of various
                                                                    Morgan Stanley subsidiaries (until June 1998) and
                                                                    Chief Executive Officer of the Morgan Stanley
                                                                    Funds and the TCW/DW Term Trusts (until September
                                                                    2002).

James F. Higgins (54)          Trustee                Since         Senior Advisor of Morgan Stanley (since
c/o Morgan Stanley Trust                              June 2000     August 2000); Director of the Distributor and
Harborside Financial Center,                                        Dean Witter Realty Inc.; Director or Trustee of
Plaza Two,                                                          the Morgan Stanley Funds and the TCW/DW
Jersey City, NJ                                                     Term Trusts (since June 2000); previously
                                                                    President and Chief Operating Officer of the
                                                                    Private Client Group of Morgan Stanley (May
                                                                    1999-August 2000), President and Chief Operating
                                                                    Officer of Individual Securities of Morgan
                                                                    Stanley (February 1997-May 1999).

Philip J. Purcell (59)         Trustee                Since         Director or Trustee of the Morgan Stanley
1585 Broadway                                         April 1994    Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                        of the Board of Directors and Chief Executive
                                                                    Officer of Morgan Stanley and Morgan Stanley DW;
                                                                    Director of the Distributor; Chairman of the
                                                                    Board of Directors and Chief Executive Officer of
                                                                    Novus Credit Services Inc.; Director and/or
                                                                    officer of various Morgan Stanley subsidiaries.

                                   NUMBER OF
                                 PORTFOLIOS IN
                                     FUND
                                    COMPLEX
   NAME, AGE AND ADDRESS OF        OVERSEEN
      INTERESTED TRUSTEE         BY TRUSTEE**        OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------  --------------  --------------------------------------------
Charles A. Fiumefreddo (69)          129        None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)                129        None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (59)               129        Director of American Airlines, Inc. and its
1585 Broadway                                   parent company, AMR Corporation.
New York, NY

------------
* Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

MORGAN STANLEY QUALITY MUNICIPAL INCOME TRUST
TRUSTEE AND OFFICER INFORMATION continued

Officers:


                                                        TERM OF
                                                       OFFICE AND
                                   POSITION(S)         LENGTH OF
   NAME, AGE AND ADDRESS OF         HELD WITH             TIME
       EXECUTIVE OFFICER            REGISTRANT          SERVED*                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------ ------------------- ----------------- ---------------------------------------------------------------
Mitchell M. Merin (49)         President and       President since   President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas    Chief Executive     May 1999 and      Investment Management (since December 1998); President,
New York, NY                   Officer             Chief Executive   Director (since April 1997) and Chief Executive Officer (since
                                                   Officer since     June 1998) of the Investment Manager and Morgan Stanley
                                                   September 2002    Services; Chairman, Chief Executive Officer and Director of the
                                                                     Distributor (since June 1998); Chairman (since June 1998) and
                                                                     Director (since January 1998) of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President (since May
                                                                     1999) and Chief Executive Officer (since September 2002) of the
                                                                     Morgan Stanley Funds and TCW/DW Term Trusts; Trustee of various
                                                                     Van Kampen investment companies (since December 1999);
                                                                     previously Chief Strategic Officer of the Investment Manager and Morgan Stanley Services and Executive Vice President of the
                                                                     Distributor (April 1997-June 1998), Vice President of the
                                                                     Morgan Stanley Funds (May 1997-April 1999), and Executive Vice
                                                                     President of Morgan Stanley.

Barry Fink (47)                Vice President,     Since             General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the Americas    Secretary and       February 1997     December 2000) of Morgan Stanley Investment Management;
New York, NY                   General Counsel                       Managing Director (since December 2000), and Secretary and
                                                                     General Counsel (since February 1997) and Director (since July
                                                                     1998) of the Investment Manager and Morgan Stanley Services;
                                                                     Assistant Secretary of Morgan Stanley DW; Vice President,
                                                                     Secretary and General Counsel of the Morgan Stanley Funds and
                                                                     TCW/DW Term Trusts (since February 1997); Vice President and
                                                                     Secretary of the Distributor; previously, Senior Vice
                                                                     President, Assistant Secretary and Assistant General Counsel of
                                                                     the Investment Manager and Morgan Stanley Services.

Thomas F. Caloia (56)          Treasurer           Since             First Vice President and Assistant Treasurer of the Investment
c/o Morgan Stanley Trust                           April 1989        Manager, the Distributor and Morgan Stanley Services; Treasurer
Harborside Financial Center,                                         of the Morgan Stanley Funds.
Plaza Two,
Jersey City, NJ

Ronald E. Robison (63)         Vice President      Since             Managing Director, Chief Administrative Officer and Director
1221 Avenue of the Americas                        October 1998      (since February 1999) of the Investment Manager and Morgan
New York, NY                                                         Stanley Services and Chief Executive Officer and Director of
                                                                     the Transfer Agent; previously Managing Director of the TCW
                                                                     Group Inc.

Joseph J. McAlinden (59)       Vice President      Since             Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                        July 1995         Investment Manager, Morgan Stanley Investment Management Inc.
New York, NY                                                         and Morgan Stanley Investments LP; Director of the Transfer
                                                                     Agent; Chief Investment Officer of the Van Kampen Funds.

Francis Smith (37)             Vice President      Since             Vice President and Chief Financial Officer of the Morgan
c/o Morgan Stanley Trust       and Chief           September 2002    Stanley Funds and the TCW/DW Term Trusts (since September
Harborside Financial Center,   Financial Officer                     2002); Executive Director of the Investment Manager and Morgan
Plaza Two,                                                           Stanley Services (since December 2001). Formerly, Vice
Jersey City, NJ                                                      President of the Investment Manager and Morgan Stanley Services
                                                                     (August 2000-November 2001), Senior Manager at
                                                                     PricewaterhouseCoopers LLP (January 1998-August 2000) and
                                                                     Associate-Fund Administration at BlackRock Financial Management
                                                                     (July 1996-December 1997).

James F. Willison (58)         Vice President      Since Inception   Managing Director and Portfolio Manager of the Investment
1221 Avenue of the Americas                                          Manager and/or its investment management affiliates for over 5
New York, New York                                                   years.

Joseph R. Arcieri (53)         Vice President      Since January     Executive Director and Portfolio Manager of the Investment
1221 Avenue of the Americas                        2002              Manager and/or its investment management affiliates for over 5
New York, New York                                                   years.

Robert W. Wimmel (37)          Vice President      Since January     Vice President and Portfolio Manager of the Investment Manager
1 Parkview Plaza                                   2002              and/or its investment management affiliates for over 5 years.
Oakbrook Terrace, Illinois

------------
* Each Officer serves an indefinite term, until his or her successor is elected.

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


Investments and services offered through Morgan Stanley DW Inc., member SIPC.

[MORGAN STANLEY LOGO]

[MORGAN STANLEY LOGO]

MORGAN STANLEY
Quality Municipal
Income Trust

[GRAPHIC OMITTED]


ANNUAL REPORT
October 31, 2002


37954RPT-9138K02-AS-11/02